INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 21,194	$ 25,333	$ 10,053
Deferred income tax (benefit) expense	4,846	(5,472)	(1,956)
Effective income tax expense	$ 26,040	$ 19,861	$ 8,097